UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2017

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
DISNEY WALT CO MTNS BE		1.125%	2/15/2017	1,000,000	1,000,160	1,000,123
GENERAL MILLS INC		5.700%	2/15/2017	500,000	500,850	500,813
COSTCO WHOLESALE CORP NEW		5.500%	3/15/2017	400,000	402,174	402,211
MCDONALDS CORP MED TERM NT		5.300%	3/15/2017	1,000,000	1,004,582	1,004,909
WAL-MART STORES INC		1.000%	4/21/2017	500,000	500,321	500,162
APPLE INC		1.050%	5/5/2017	500,000	500,437	500,318
PFIZER INC		1.100%	5/15/2017	642,000	642,536	642,100
AMGEN INC		1.250%	5/22/2017	500,000	500,312	500,016
PEPSICO INC		1.125%	7/17/2017	1,000,000	1,001,470	1,000,208
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	436,172	86,834
PHILLIP MORRIS INTL INC		1.125%	8/21/2017	500,000	500,738	499,898
GENERAL ELECTRIC CAP CORM MTN		5.625%	9/15/2017	1,000,000	1,028,592	1,027,652
AMAZON.COM INC		1.200%	11/29/2017	1,000,000	1,001,944	999,944
INTERNATIONAL BUSINESS MACHINES		1.125%	2/6/2018	1,000,000	1,000,000	998,906
MICROSOFT CORP		1.000%	5/1/2018	1,000,000	1,000,000	997,063
COCA COLA CO		1.650%	11/1/2018	1,000,000	1,002,907	1,003,734
ANHEUSER BUSCH INBEV FIN I		1.900%	2/1/2019	1,000,000	1,002,453	1,001,368
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,078	94,000
DAVITA INC		5.125%	7/15/2024	100,000	99,757	98,750
ING US INC		5.650%	5/15/2053	150,000	150,000	150,750
LINCOLN NATL CORP IND		7.000%	5/17/2066	125,000	94,439	106,875
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,784,991	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	587,736	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,486,441	-

TOTAL INVESTMENTS IN FIXED INCOME				$19,947,769	$17,327,090	$13,116,634	12.63%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
DOUBLELINE TOTAL RETURN BOND I		226,010.04	$2,500,000	$2,400,227
FAIRHOLME FOCUSED INCOME FUND		68,685.46	750,000	862,690
LOOMIS SAYLES BOND INSTITUTIONAL		120,930.18	1,612,500	1,670,046
NUVEEN PFD & INCOME TE COM		5,000.00	116,924	118,850
OSTERWEIS STRATEGIC INCOME		19,861.83	230,000	224,637
PIMCO DYNAMIC CREDIT INCOME FUND		25,000.00	565,060	517,750
PIMCO DYNAMIC INCOME FUND COM		25,000.00	715,425	711,750
PIMCO FDS INCOME FUND INSTL		128,944.70	1,500,000	1,561,520
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	[3]	142,568.97	1,133,217	583,107
TOTAL BOND MUTUAL FUNDS			9,123,126	8,650,577	8.33%

STOCK MUTUAL FUNDS:
SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	511,950	0.49%

Financial
SPDR S&P REGIONAL BANKING		4,500.00	249,908	249,300	0.24%

High Yield Bond
BLACKROCK FLOATING RATE O COM		1,500.00	19,597	21,915	0.02%

Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	968,058
PRIMECAP ODYSSEY FUNDS ODY		18,525.38	500,000	490,367
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	130,950
VANGUARD INDEX FDS 500 POR		2,383.00	500,000	501,526
YACKTMAN FUND SVC		24,771.08	506,985	547,193
			2,597,461	2,638,094	2.54%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	505,042	0.49%

Mid Cap Blend
PROFESSIONALLY MANAGED AKR		10,855.41	250,000	282,349	0.27%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,302	1,630,502	1.57%

Precious Metals
SPDR GOLD SHARES	[3]	5,000.00	486,825	577,750
VANECK VECTORS GOLD MINERS		5,000.00	237,282	119,650
			724,107	697,400	0.67%

Utilities
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,131,140	1.09%

TOTAL SPECIALTY FUNDS			7,023,584	7,667,692	7.38%

TOTAL STOCK MUTUAL FUNDS			7,023,584	7,667,692	7.38%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$16,146,710	$16,318,269	15.71%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL A	[2,3]	$2,000,000	$4,486,274
ELLIOTT ASSOCIATES LP CL B	[2,2]	1,000,000	1,115,953
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,260,386
GRAHAM INSTITUTIONAL PARTNERS, LP	[2,3]	750,000	787,893
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,563,361
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,759,977
LITESPEED PARTNERS, LP	[2,3]	2,500,000	2,272,640
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	251,781
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	2,125,677	2,453,067
PRIVET FUND LP	[2,3]	1,000,000	1,387,772
STARK INVESTMENTS LP	[2,3]	49,090	112,492
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	5,626	3,523
TERRA ARGENTINE FUND LP	[2,3]	250,000	401,045
TRIARII CAPITAL PARTNERS LP	[2,3]	500,000	524,138
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,733,196	2,050,271
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,000,000	1,082,860
TOTAL LIMITED PARTNERSHIPS		19,149,156	24,513,433	23.60%

TOTAL OTHER INVESTMENTS		$19,149,156	$24,513,433	23.60%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables and Apparel	1,500.00	TJX COMPANIES INC NEW COM		$113,138	$112,380	0.11%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,710	415,650	0.40%

Retailing	12,000.00	CATO CORP NEW CL A		367,593	304,680	0.29%

TOTAL CONSUMER DISCRETIONARY				922,441	832,710	0.80%

CONSUMER STAPLES
Food, Beverage & Tobacco	1,000.00	ANHEUSER-BUSCH INBEV SA/NV		116,553	104,260
	2,000.00	CONSTELLATION BRANDS CL A		181,438	299,520
	3,500.00	GENERAL MILLS INC COM		122,082	218,680
	10,000.00	NESTLE S A SPONSORED ADR		396,900	732,200
	6,000.00	PEPSICO INC COM		494,315	622,680
	1,500.00	PHILLIP MORRIS INTL COM		136,318	144,195
	8,000.00	REYNOLDS AMERICAN INC COM		143,516	481,040
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	55,060
				1,615,273	2,657,635	2.56%

Household & Personal Products	9,275.00	PROCTER & GAMBLE CO COM		698,677	812,490	0.78%

TOTAL CONSUMER STAPLES				2,313,950	3,470,125	3.34%

ENERGY
Energy	3,800.00	CHEVRON CORP		402,913	423,130
	5,404.00	EXXON MOBIL CORP COM		454,007	453,342
	4,800.00	OCCIDENTAL PETROLEUM COM		380,566	325,296
	5,500.00	PHILLIPS 66 COM		433,181	448,910
	1,500.00	ROYAL DUTCH SHELL ADR A		100,413	81,585
	2,000.00	SCHLUMBERGER LTD COM		144,832	167,420
	9,000.00	SUNOCO INC COM		215,850	254,700
	3,500.00	VALERO ENERGY CORP COM STK		230,290	230,160
				2,362,052	2,384,543	2.30%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	94,800
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	139,420
	1,500.00	SPECTRA ENERGY PARTNERS LP		66,572	68,010
	3,000.00	WILLIAMS COS INC DEL COM		109,005	86,520
				556,416	388,750	0.37%

TOTAL ENERGY				2,918,468	2,773,293	2.67%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Banks	27,000.00	ALLY FINANCIAL INC COM		561,567	570,240
	5,000.00	BANK OF AMERICA CORP COM		96,603	113,200
	5,000.00	BB&T CORP COM		191,465	230,950
	2,500.00	WELLS FARGO & CO DEL COM		113,117	140,825
				962,752	1,055,215	1.02%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	410,350
	2,000.00	CAPITAL ONE FINL CORP COM		161,936	174,780
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	1,084,248
	4,000.00	CARLYLE GROUP LP COM		111,750	69,200
	300.00	CME GROUP		16,568	36,324
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	280,200
	27,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,185,424	1,139,400
	6,500.00	THE BLACKSTONE GROUP LP		186,569	199,095
				3,437,836	3,393,597	3.27%

Insurance	1,500.00	AON PLC SHS CL A		121,687	169,050
	5,000.00	OLD REP INTL CORP COM		84,276	104,000
	2,500.00	TRAVELERS COMPANIES COM		203,356	294,450
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	143,150
				558,134	710,650	0.68%

TOTAL FINANCIALS				4,958,722	5,159,462	4.97%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	174,560
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	318,750
	3,000.00	HOLOGIC INC COM	[3]	99,541	121,590
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	476,445
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	367,680
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	119,840
	600.00	VAREX IMAGING CORP COM	[3]	-	17,250
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	116,475
				1,215,276	1,712,590	1.65%

Pharmaceuticals & Biotechnology	1,000.00	AMGEN INC COM		150,181	156,680
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	272,300
	5,000.00	GILEAD SCIENCES INC COM		383,356	362,250
	3,000.00	ELI LILLY & CO COM		132,158	231,090
	500.00	MERCK & CO INC COM		26,583	30,995
	24,000.00	PFIZER INC COM		490,141	761,520
				1,417,950	1,814,835	1.75%

TOTAL HEALTH CARE				2,633,226	3,527,425	3.40%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	87,410
	12,500.00	ROLLS ROYCE HOLDINGS SPONS		143,218	106,125
				214,783	193,535	0.19%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	120,130
	500.00	WASTE MGMT INC DEL COM		17,412	34,750
				122,701	154,880	0.15%

TOTAL INDUSTRIALS				337,484	348,415	0.34%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	128,870	0.12%

Software & Services	1,101.00	ALPHABET INC CAP STK CL C	[3]	641,356	877,266
	15,000.00	CDK GLOBAL INC COM		691,038	938,250
	5,000.00	COGNIZANT TECHNOLOGY SOLUT	[3]	276,225	262,950
	20,000.00	EBAY INC COM	[3]	456,398	636,600
	3,500.00	MICROSOFT CORP COM		87,412	226,275
	4,000.00	ORACLE CORP COM		110,847	160,440
	10,000.00	SYNTEL INC COM		203,208	210,600
				2,466,484	3,312,381	3.19%

Technology Hardware & Equipment	7,000.00	APPLE INC COM		604,492	849,450
	5,700.00	CISCO SYSTEMS INC COM		111,360	175,104
	4,500.00	CORNING INC COM		100,417	119,205
	3,343.00	DELL TECHNOLOGIES INC COM	[3]	157,790	210,576
	5,500.00	QUALCOMM INC COM		336,213	293,865
				1,310,272	1,648,200	1.59%

TOTAL INFORMATION TECHNOLOGY				3,850,093	5,089,451	4.90%

MATERIALS	3,080.00	DOW CHEMICAL CO COM		170,247	183,660
	2,000.00	RPM INTL INC COM		42,340	104,520
TOTAL MATERIALS				212,587	288,180	0.28%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE
	5,000.00	ANNALY CAP MGMT INC COM	82,125	51,100
	3,000.00	BLACKSTONE MTG TR INC COM	84,765	91,470
	1,000.00	DIGITAL RLTY TR INC COM	58,863	107,630
	6,000.00	EASTERLY GOVT PPTYS COM	94,785	118,200
	1,000.00	GEO GROUP INC COM	32,717	41,520
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	182,800
	7,200.00	IRSA INVERSIONES Y REPRESENTACIONES	80,318	154,512
	60,000.00	KENNEDY-WILSON EUROPE REAL	1,034,243	717,000
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	191,250
	5,000.00	NEW YORK MORTGAGE TR INC COM PA	35,055	32,050
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	64,140
	500.00	W P CAREY & CO LLC COM	31,927	30,970
TOTAL REAL ESTATE			1,934,029	1,782,642	1.72%

TELECOMMUNICATION SERVICES	3,000.00	AT&T CORP COM	84,046	126,480
	4,500.00	BCE INC COM	191,785	203,040
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	43,000
	6,691.00	TELEFONICA S A SPONSORED ADR	110,736	64,501
	1,000.00	VERIZON COMMUNICATIONS COM	46,705	49,010
	3,000.00	VODAFONE GROUP	84,945	74,700
TOTAL TELECOMMUNICATION SERVICES			546,121	560,731	0.54%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	21,890
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	639,730
	6,500.00	DOMINION RES INC VA COM	330,756	495,820
	17,187.00	DUKE ENERGY CORP COM	1,197,191	1,349,867
	1,000.00	ENTERGY CORP NEW COM	69,388	71,640
	2,000.00	ONEOK PARTNERS LP COM	89,111	86,280
	3,000.00	SOUTHERN CO COM	122,610	148,290
	2,256.00	WEC ENERGY GROUP INC COM	89,900	133,217
TOTAL UTILITIES			2,499,901	2,946,734	2.84%

TOTAL INVESTMENTS IN COMMON STOCKS			$23,127,022	$26,779,168	25.79%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
BANK OF AMERICA CORP FLOATING RATE	300,000.00	$319,500	$321,000
CITIGROUP INC FIXED-FLOATING	250,000.00	247,347	258,750
E TRADE FINANCIAL CORP FIXED-FLOATING	250,000.00	249,688	249,375
WACHOVIA CAP TRUST III FIXED-FLOATING	500,000.00	487,500	493,750

TOTAL INVESTMENTS IN PREFERRED STOCKS		$1,304,035	$1,322,875	1.27%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$17,419,183	$17,419,183	16.77%

TOTAL INVESTMENTS - MARKET VALUE			99,469,562	95.78%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			4,385,780	4.22%

TOTAL NET ASSETS			$103,855,342	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
AMERISOURCEBERGEN CALL OPTION, $85 EXP 2/17/17	[3]	(20.00)	$(2,569)	$(6,780)
APPLE INC CALL OPTION, $130 EXP 7/21/17	[3]	(10.00)	(2,715)	(2,750)
B B & T CORP CALL OPTION, $45 EXP 3/17/17	[3]	(20.00)	(2,334)	(3,640)
CAPITAL ONE CALL OPTION, $90 EXP 3/17/17	[3]	(20.00)	(3,069)	(3,200)
CATO CORP NEW CALL OPTION, $35 EXP 7/21/17	[3]	(40.00)	(3,238)	(200)
DAVITA INC CALL OPTION, $67.50 EXP 4/21/17	[3]	(25.00)	(4,961)	(3,000)
DOW CHEMICAL CALL OPTION, $57.50 EXP 3/17/17	[3]	(10.00)	(964)	(3,050)
DOW CHEMICAL CALL OPTION $60 EXP 6/16/17	[3]	(15.00)	(2,797)	(4,230)
GENERAL MILLS CALL OPTION, $67.50 EXP 4/21/17	[3]	(10.00)	(935)	(650)
HOLOGIC INC CALL OPTION, $42 EXP 3/17/17	[3]	(30.00)	(2,564)	(2,550)
LABORATORY CORP CALL OPTION, $135 EXP 5/19/17	[3]	(10.00)	(3,585)	(5,000)
MICROSOFT CORP CALL OPTION, $65 EXP 3/17/17	[3]	(20.00)	(1,949)	(2,240)
ONEOK PARTNERS CALL OPTION, $48 EXP 7/21/17	[3]	(20.00)	(1,969)	(1,500)
PHILIP MORRIS CALL OPTION, $95 EXP 6/16/17	[3]	(15.00)	(3,577)	(6,000)
PHILLIPS 66 CALL OPTION, $90 EXP 5/19/17	[3]	(20.00)	(5,869)	(1,500)
QUALCOMM INC CALL OPTION, $72.50 EXP 4/21/17	[3]	(20.00)	(3,929)	(60)
TJX COMPANIES CALL OPTION, $85 EXP 4/21/17	[3]	(15.00)	(2,527)	(180)
VALERO ENERGY CALL OPTION $70 EXP 3/17/17	[3]	(10.00)	(1,545)	(880)
VARIAN MED SYS CALL OPTION, $95 EXP 2/17/17	[3]	(15.00)	(3,524)	(1,425)
VERIZON COMMUNICATIONS CALL OPTION, $50 EXP 7/21/17	[3]	(10.00)	(854)	(1,370)
TOTAL CALL OPTIONS - LIABILITIES			(55,474)	(50,205)	-0.05%

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
January 31, 2017

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
PUT OPTIONS:
APPLE INC PUT OPTION, $105 EXP 2/17/17	[3]	(20.00)	$(4,149)	$(240)
APPLE INC PUT OPTION, $100 EXP 4/21/17	[3]	(20.00)	(7,969)	(580)
APPLE INC PUT OPTION, $105 EXP 4/21/17	[3]	(20.00)	(7,669)	(1,020)
BARNES & NOBLE PUT OPTION, $9 EXP 4/21/17	[3]	(50.00)	(2,923)	(1,750)
BHP BILLITON L PUT OPTION, $31 EXP 5/19/17	[3]	(20.00)	(2,289)	(560)
CAPITAL ONE PUT OPTION, $82.50 EXP 3/17/17	[3]	(25.00)	(6,861)	(3,475)
CME GROUP INC PUT OPTION, $110 EXP 6/16/17	[3]	(10.00)	(3,585)	(2,300)
CONOCOPHILLIPS PUT OPTION, $36 EXP 2/17/17	[3]	(40.00)	(7,273)	(120)
CONSTELLATION PUT OPTION, $140 EXP 7/21/17	[3]	(10.00)	(6,284)	(5,700)
DUKE ENERGY CO PUT OPTION, $70 EXP 4/21/17	[3]	(40.00)	(8,538)	(1,800)
DUKE ENERGY CO PUT OPTION, $75 EXP 4/21/17	[3]	(50.00)	(16,423)	(6,100)
MCKESSON CORP PUT OPTION, $150 EXP 2/17/17	[3]	(25.00)	(12,686)	(26,500)
MEDTRONIC PLC PUT OPTION, $75 EXP 2/17/17	[3]	(20.00)	(3,374)	(1,060)
METLIFE INC PUT OPTION, $50 EXP 3/17/17	[3]	(20.00)	(3,349)	(1,280)
MICROSOFT CORP PUT OPTION, $55 EXP 3/17/17	[3]	(20.00)	(2,229)	(180)
NORFOLK SOUTH PUT OPTION, $100 EXP 3/17/17	[3]	(10.00)	(2,335)	(350)
QUALCOMM INC PUT OPTION, $60 EXP 3/17/17	[3]	(25.00)	(5,836)	(18,275)
SEATTLE GENETICS PUT OPTION, $50 EXP 6/16/17	[3]	(10.00)	(3,585)	(2,600)
SPDR REGIONAL BANKING PUT OPTION, $52 EXP 6/16/17	[3]	(30.00)	(6,614)	(6,000)
VERIZON COMMUNICATIONS PUT OPTION, $43 EXP 7/21/17	[3]	(25.00)	(4,362)	(1,675)
TOTAL PUT OPTIONS - LIABILITIES			(118,333)	(81,565)	-0.08%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(173,807)	$(131,770)	-0.13%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2017

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2017

D. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2013 and thereafter are subject to possible future examinations by tax authorities.

E. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2017

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Company’s holdings as of January 31, 2017.

Asset Description(1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$13,116,634	$-	$-	$13,116,634
Bond Mutual Funds	7,667,692	-	-	7,667,692
Stock Mutual Funds	8,650,577	-	-	8,650,577
Common Stocks – Publicly Traded	26,779,168	-	-	26,779,168
Call Options	(50,205)	-	-	(50,205)
Put Options	(81,565)	-	-	(81,565)
Preferred Stocks – Publicly Traded	1,322,875	-	-	1,322,875
Cash and Cash Equivalents	17,419,183	-	-	17,419,183
Limited Partnerships – Measured at Net Asset Value(2)	-	-	-	24,513,433
Total Investments	$74,824,359	$-	$-	$99,337,792

(1) There were no transfers between Level 1, Level 2 and Level 3 during the period.

(2) Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2017

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2017, were as follows:

Gross appreciation (excess of value over tax cost)	$11,821,715
Gross depreciation (excess of tax cost over value)	(6,825,349)
Net unrealized appreciation	$4,996,366
Cost of investments for income tax purposes	$94,473,196

4.	OPTIONS WRITTEN

As of January 31, 2017, portfolio securities valued at $2,264,860 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2017 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2016	2,391	$367,994
Options written	600	116,828
Options terminated in closing purchase transactions	(750)	(94,973)
Options expired	(986)	(135,734)
Options exercised	(410)	(80,308)
Options outstanding at January 31, 2017	845	$173,807

5.	PLEDGED COLLATERAL

As of January 31, 2017, cash in the amount of $88,954 was pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,094,735 and have been assigned no value at January 31, 2017.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 17, 2017

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

March 17, 2017